Condensed Consolidated Balance Sheets - USD ($)		Mar. 31, 2025		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Current assets:
Cash and cash equivalents		$ 62,300,298		$ 63,821,397		$ 48,516,765
Short-term investments						300,000
Restricted cash		40,978		40,742		5,428,790
Accounts receivable, net		2,103,924		2,115,681		2,450,871
Other financial assets		3,171,000
Prepayments to remittance agents						137,854
Escrow money receivable						5,014,829
Prepayments, receivables and other assets		25,874,112		20,948,216		34,225,239
Total current assets		93,939,406		87,486,859		103,361,724
Non-current assets:
Investment in an equity security						100,000
Equipment, net		1,118,661		1,055,520		1,016,490
Right-of-use asset		294,965		349,240		154,234
Intangible assets, net		3,000,978		3,386,117		9,191,713
Goodwill		12,059,428		12,059,428		27,001,383
Deferred tax assets		344,291		342,822		664,888
Total non-current assets		16,818,323		17,193,127		38,128,708
Total assets		110,757,729		104,679,986		141,490,432
Current liabilities:
Borrowings		20,128,362		20,150,058		17,804,093
Receivable factoring		480,225		258,415		423,483
Other financial liabilities		3,329,550
Escrow money payable						360,207
Client money payable						4,645,290
Accounts payable, accruals and other payables		51,411,453		55,329,740		53,988,231
Convertible bonds		1,750,000		1,750,000		10,000,000
Lease liabilities		177,505		171,909		152,325
Total current liabilities		153,749,761		145,357,196		173,862,148
Non-current liabilities:
Borrowings						2,506,974
Deferred tax liabilities		784,479		876,912		1,246,760
Employee benefit obligation		39,259		45,289		59,849
Lease liabilities		111,833		156,647
Other payables
Total non-current liabilities		935,571		1,078,848		3,813,583
Total liabilities		154,685,332		146,436,044		177,675,731
Commitments and contingencies (Note 22)
Mezzanine equity						2,957,948
Shareholders’ deficit:
Common stock, value		4,653	[1]	4,653	[1]	3,398	[2]
Additional paid-in capital		67,797,587	[1]	65,638,838	[1]	29,227,005
Accumulated deficit		(136,197,260)		(131,522,902)		(92,075,379)
Accumulated other comprehensive income		7,873		(108,122)		88,366
Total shareholders’ deficit attributable to Seamless Group Inc.		(68,387,147)		(65,987,533)		(62,756,610)
Non-controlling interests		24,459,544		24,231,475		23,613,363
Total deficit		(43,927,603)		(41,756,058)		(39,143,247)		$ (24,735,379)
Total liabilities and shareholders’ deficit		110,757,729		104,679,986		141,490,432
Seamless Group Inc [Member]
Current assets:
Cash and cash equivalents						48,516,765		62,798,729	[3]
Short-term investments						300,000		2,000,000	[3]
Restricted cash						5,428,790		6,756,989	[3]
Accounts receivable, net						2,450,871		3,067,697	[3]
Prepayments to remittance agents						137,854		92,485	[3]
Escrow money receivable						5,014,829		4,443,985	[3]
Prepayments, receivables and other assets						34,225,239		37,563,550	[3]
Total current assets						103,361,724		121,206,663	[3]
Non-current assets:
Investment in an equity security						100,000		100,000	[3]
Equipment, net						1,016,490		1,321,621	[3]
Right-of-use asset						154,234		342,432	[3]
Intangible assets, net						9,191,713		9,849,778	[3]
Goodwill						27,001,383		27,001,383	[3]
Deferred tax assets						664,888		768,617	[3]
Total non-current assets						38,128,708		39,383,831	[3]
Total assets						141,490,432		160,590,494	[3]
Current liabilities:
Borrowings						17,804,093		13,404,390	[3]
Receivable factoring						423,483		677,640	[3]
Escrow money payable						360,207		250,013	[3]
Client money payable						4,645,290		6,250,070	[3]
Accounts payable, accruals and other payables						53,988,231		58,946,385	[3]
Convertible bonds						10,000,000		9,192,140	[3]
Lease liabilities						152,325		174,061	[3]
Total current liabilities						173,862,148		172,652,016	[3]
Non-current liabilities:
Borrowings						2,506,974		7,879,279	[3]
Deferred tax liabilities						1,246,760		1,616,343	[3]
Employee benefit obligation						59,849		61,392	[3]
Other payables								158,895	[3]
Total non-current liabilities						3,813,583		9,715,909	[3]
Total liabilities						177,675,731		182,367,925	[3]
Commitments and contingencies (Note 22)
Mezzanine equity						2,957,948		2,957,948	[3]
Shareholders’ deficit:
Common stock, value						58,030		58,030	[3]
Additional paid-in capital						29,172,373		29,172,373	[3]
Accumulated deficit						(92,075,379)		(76,768,829)	[3]
Accumulated other comprehensive income						88,366		61,298	[3]
Total shareholders’ deficit attributable to Seamless Group Inc.						(62,756,610)		(47,477,128)	[3]
Non-controlling interests						23,613,363		22,741,749	[3]
Total deficit						(39,143,247)		(24,735,379)	[3]
Total liabilities and shareholders’ deficit						141,490,432		160,590,494	[3]
Previously Reported [Member]
Current assets:
Cash and cash equivalents				63,821,397
Short-term investments
Restricted cash				40,742
Accounts receivable, net				2,115,681
Prepayments to remittance agents
Escrow money receivable
Prepayments, receivables and other assets				24,738,392
Total current assets				91,277,035
Non-current assets:
Investment in an equity security
Equipment, net				1,055,520
Right-of-use asset				349,240
Intangible assets, net				3,386,117
Goodwill				12,059,428
Deferred tax assets				342,822
Total non-current assets				17,193,127
Total assets				108,470,162
Current liabilities:
Borrowings				20,150,058
Receivable factoring				258,415
Escrow money payable
Client money payable
Accounts payable, accruals and other payables				59,119,916
Convertible bonds				1,750,000
Lease liabilities				171,909
Total current liabilities				149,147,372
Non-current liabilities:
Borrowings
Deferred tax liabilities				876,912
Employee benefit obligation				45,289
Lease liabilities				156,647
Other payables
Total non-current liabilities				1,078,848
Total liabilities				150,226,220
Commitments and contingencies (Note 22)
Mezzanine equity
Shareholders’ deficit:
Common stock, value	[2]			4,653
Additional paid-in capital				65,638,838
Accumulated deficit				(131,522,902)
Accumulated other comprehensive income				(108,122)
Total shareholders’ deficit attributable to Seamless Group Inc.				(65,987,533)
Non-controlling interests				24,231,475
Total deficit				(41,756,058)		(39,143,247)		(24,735,379)
Total liabilities and shareholders’ deficit				108,470,162
Related Party [Member]
Current assets:
Amounts due from related parties		449,094		560,823		7,287,376
Current liabilities:
Amounts due to related parties		$ 76,472,666		67,697,074		86,488,519
Related Party [Member] | Seamless Group Inc [Member]
Current assets:
Amounts due from related parties						7,287,376		4,483,228	[3]
Current liabilities:
Amounts due to related parties						86,488,519		83,757,317	[3]
Related Party [Member] | Previously Reported [Member]
Current assets:
Amounts due from related parties				560,823
Current liabilities:
Amounts due to related parties				$ 67,697,074
InFint Acquisition Corporation [Member]
Current assets:
Cash and cash equivalents						43,509		271,467
Prepayments, receivables and other assets								94,553
Total current assets						43,509		366,020
Non-current assets:
Cash and marketable securities held in Trust Account						83,523,112		208,932,880
Total assets						83,566,621		209,298,900
Current liabilities:
Working capital loan- related party						325,000
Total current liabilities						4,559,556		2,854,360
Non-current liabilities:
Deferred underwriter fee payable						5,999,964		5,999,964
Total liabilities						10,559,520		8,854,324
Commitments and contingencies (Note 22)
Mezzanine equity						83,523,112		208,932,880
Shareholders’ deficit:
Preferred shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding
Additional paid-in capital
Accumulated deficit						(10,516,594)		(8,488,887)
Total shareholders’ deficit attributable to Seamless Group Inc.						(10,516,011)		(8,488,304)
Total deficit						(10,516,011)		(8,488,304)
Total liabilities and shareholders’ deficit						83,566,621		209,298,900
InFint Acquisition Corporation [Member] | Common Class A [Member]
Shareholders’ deficit:
Common stock, value
InFint Acquisition Corporation [Member] | Common Class B [Member]
Shareholders’ deficit:
Common stock, value						583		583
InFint Acquisition Corporation [Member] | Related Party [Member]
Current liabilities:
Accrued expenses						256,407		66,587
InFint Acquisition Corporation [Member] | Nonrelated Party [Member]
Current liabilities:
Accrued expenses						$ 3,978,149		$ 2,787,773

[1]	Retrospectively restated to reflect Reverse Recapitalization – See Note 1 and Note 2.
[2]	Retrospectively restated to reflect Reverse Recapitalization - See Note 1 and Note 2.
[3]	Periods presented have been adjusted. Additional information regarding the adjustment may be found in Note 3 - Restatement of Previously Issued Financial Statements, included elsewhere in the notes to the financial statements.